Exhibit 99
Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	December 2013
Payment Date	1/15/2014
Transaction Month	6
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,363,983,256.78	60,201	55.6 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$315,000,000.00	0.22000%	August 15, 2014
Class A-2 Notes	$414,000,000.00	0.550%	April 15, 2016
Class A-3 Notes	$420,200,000.00	0.820%	December 15, 2017
Class A-4 Notes	$100,930,000.00	1.250%	October 15, 2018
Class B Notes	$39,480,000.00	1.680%	November 15, 2018
Class C Notes	$26,320,000.00	1.910%	March 15, 2019
Class D Notes	$26,320,000.00	2.500%	January 15, 2020
Total	$1,342,250,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,888,639.12

Principal:
Principal Collections	$23,980,134.77
Prepayments in Full	$14,307,298.15
Liquidation Proceeds	$201,585.20
Recoveries	$3,900.86
Sub Total	$38,492,918.98
Collections	$42,381,558.10

Purchase Amounts:
Purchase Amounts Related to Principal	$207,424.14
Purchase Amounts Related to Interest	$896.03
Sub Total	$208,320.17

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$42,589,878.27

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	December 2013
Payment Date	1/15/2014
Transaction Month	6
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$42,589,878.27
Servicing Fee	$906,100.69	$906,100.69	$0.00	$0.00	$41,683,777.58
Interest - Class A-1 Notes	$4,584.76	$4,584.76	$0.00	$0.00	$41,679,192.82
Interest - Class A-2 Notes	$189,750.00	$189,750.00	$0.00	$0.00	$41,489,442.82
Interest - Class A-3 Notes	$287,136.67	$287,136.67	$0.00	$0.00	$41,202,306.15
Interest - Class A-4 Notes	$105,135.42	$105,135.42	$0.00	$0.00	$41,097,170.73
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$41,097,170.73
Interest - Class B Notes	$55,272.00	$55,272.00	$0.00	$0.00	$41,041,898.73
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$41,041,898.73
Interest - Class C Notes	$41,892.67	$41,892.67	$0.00	$0.00	$41,000,006.06
Third Priority Principal Payment	$15,730,313.76	$15,730,313.76	$0.00	$0.00	$25,269,692.30
Interest - Class D Notes	$54,833.33	$54,833.33	$0.00	$0.00	$25,214,858.97
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$25,214,858.97
Regular Principal Payment	$35,225,955.58	$25,214,858.97	$0.00	$0.00	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residuel Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$42,589,878.27

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$15,730,313.76
Regular Principal Payment					$25,214,858.97
Total					$40,945,172.73
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$25,007,779.39	$79.39	$4,584.76	$0.01	$25,012,364.15	$79.40
Class A-2 Notes	$15,937,393.34	$38.50	$189,750.00	$0.46	$16,127,143.34	$38.96
Class A-3 Notes	$0.00	$0.00	$287,136.67	$0.68	$287,136.67	$0.68
Class A-4 Notes	$0.00	$0.00	$105,135.42	$1.04	$105,135.42	$1.04
Class B Notes	$0.00	$0.00	$55,272.00	$1.40	$55,272.00	$1.40
Class C Notes	$0.00	$0.00	$41,892.67	$1.59	$41,892.67	$1.59
Class D Notes	$0.00	$0.00	$54,833.33	$2.08	$54,833.33	$2.08
Total	$40,945,172.73	$30.50	$738,604.85	$0.55	$41,683,777.58	$31.05

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	December 2013
Payment Date	1/15/2014
Transaction Month	6

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$25,007,779.39	0.0793898	$0.00	0.0000000
Class A-2 Notes	$414,000,000.00	1.0000000	$398,062,606.66	0.9615039
Class A-3 Notes	$420,200,000.00	1.0000000	$420,200,000.00	1.0000000
Class A-4 Notes	$100,930,000.00	1.0000000	$100,930,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Class D Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$1,052,257,779.39	0.7839507	$1,011,312,606.66	0.7534458

Pool Information
Weighted Average APR	4.289%	4.280%
Weighted Average Remaining Term	51.22	50.40
Number of Receivables Outstanding	50,967	49,766
Pool Balance	$1,087,320,829.85	$1,048,391,457.06
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,047,576,803.12	$1,010,207,465.63
Pool Factor	0.7971658	0.7686249

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,819,916.28
Targeted Credit Enhancement Amount	$15,725,871.86
Yield Supplement Overcollateralization Amount	$38,183,991.43
Targeted Overcollateralization Amount	$47,089,947.01
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$37,078,850.40

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,819,916.28
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,819,916.28
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,819,916.28

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	December 2013
Payment Date	1/15/2014
Transaction Month	6

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		139	$232,930.53
(Recoveries)		6	$3,900.86
Net Losses for Current Collection Period			$229,029.67
Cumulative Net Losses Last Collection Period			$640,922.09
Cumulative Net Losses for all Collection Periods			$869,951.76

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.25%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.09%	528	$11,479,808.14
61-90 Days Delinquent	0.12%	56	$1,209,543.44
91-120 Days Delinquent	0.02%	10	$222,791.05
Over 120 Days Delinquent	0.01%	5	$141,915.90
Total Delinquent Receivables	1.25%	599	$13,054,058.53

Repossession Inventory:
Repossessed in the Current Collection Period		23	$544,803.11
Total Repossessed Inventory		39	$951,313.31

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.2319%
Preceding Collection Period			0.3034%
Current Collection Period			0.2574%
Three Month Average			0.2642%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.0651%
Preceding Collection Period			0.0765%
Current Collection Period			0.1427%
Three Month Average			0.0948%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2013

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer